Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite lived intangible assets net
Gross Carrying Amount	$ 470,000		$ 470,000		$ 280,694	$ 240,380
Accumulated Amortization	(40,000)		(40,000)		(32,522)	(23,798)
Amortization expense for intangible assets	2,000	$ 2,000	$ 7,000	$ 6,000	$ 8,724	7,615
Minimum
Finite lived intangible assets net
Estimated useful life of intangible assets			3 years		4 years
Maximum
Finite lived intangible assets net
Estimated useful life of intangible assets			20 years		20 years
Licenses
Finite lived intangible assets net
Gross Carrying Amount	149,000		$ 149,000		$ 147,242	137,352
Accumulated Amortization	(40,000)		(40,000)		(32,522)	(23,798)
Patents pending
Finite lived intangible assets net
Gross Carrying Amount	312,000		312,000		125,000	93,841
Trademarks
Finite lived intangible assets net
Gross Carrying Amount	$ 9,000		$ 9,000		$ 9,187	$ 9,187